Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum lease payments
The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):

2013	$947
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$3,360

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.